Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables	As of June 30, 2023 and December 31, 2022, accrued liabilities and other payables consisted of the following:
	June 30, 2023	December 31, 2022
Payable to merchants of Cheers e-Mall	$-	$1
Co-invest online series production fund	-	467
Payroll payables	1,391	1,444
Other payables	812	720
	$2,203	$2,632